Programming Content - Summary of programming costs (Details) - Starz Business of Lions Gate Entertainment Corp - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Licensed program rights, net of accumulated amortization	$ 1,005.8	$ 919.4	$ 840.7
Owned and produced films and television programs:
Released, net of amortization	14.3	15.6	67.0
Completed and not released		0.0	122.7
In progress	5.0	5.0	0.0
In development	3.7	2.9	4.1
Total program investments	23.0	23.5	193.8
Programming content, net	$ 1,028.8	$ 942.9	$ 1,034.5